SHARE-BASED COMPENSATION - Stock Option Activity (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding, beginning (in shares)	28,589,782	17,193,534	17,463,207
Granted (in shares)	333,334	11,551,507	519,271
Exercised (in shares)	(816,880)
Forfeited (in shares)	(19,000)	(155,259)	(788,944)
Outstanding, ending (in shares)	28,087,236	28,589,782	17,193,534
Weighted average exercise price
Outstanding, beginning (in RNB per share)	¥ 5.2	¥ 4.8
Granted (in RMB per share)	5.2	5.2	¥ 4.8
Exercised (in RMB per share)	5.3
Forfeited (in RMB per share)	5.3	4.8	4.8
Outstanding, ending (in RMB per share)	5.1	5.2	4.8
Weighted average grant-date fair value per option
Outstanding, beginning (in RMB per share)	3.2	1.9
Granted (in RMB per share)	10.6	4.9	1.9
Exercised (in RMB per share)	1.9
Forfeited (in RMB per share)	1.9	1.9	1.9
Outstanding, ending (in RMB per share)	¥ 3.2	¥ 3.2	¥ 1.9
Options vested and expect to vest
Number of options	28,087,236
Weighted average exercise price (in RMB per share)	¥ 5.1
Weighted average grant-date fair value per option (in RMB per share)	¥ 3.2
Stock options outstanding and stock options exercisable
Number of shares	28,087,236
Weighted average remaining contractual life (years)	2 years 2 months 12 days
Weighted average exercise price (in RMB per share)	¥ 5.1
External consultants
Other disclosures
Forfeitable and unvested (in shares)	266,666	600,000
Employee stock options
Other disclosures
Forfeitable and unvested (in shares)	0	0